John Hancock Balanced Fund
John Hancock California Tax-Free Income Fund
John Hancock High Yield Municipal Bond Fund
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund
John Hancock Strategic Income Fund
John Hancock Tax-Free Bond Fund

Supplement dated 4-1-2009 to the current Prospectus

Under the heading “Fund Details,” in the “Who’s who” subsection, the information under the subheading “Custodian,” is amended and restated as follows:

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s new asset value (NAV).

State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

John Hancock Balanced Fund
John Hancock California Tax-Free Income Fund
John Hancock High Yield Municipal Bond Fund
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund
John Hancock Strategic Income Fund
John Hancock Tax-Free Bond Fund

Supplement dated 4-1-2009 to the Statement of Additional Information

Under the heading “CUSTODY OF PORTFOLIO” the information about the funds’ custodian is amended and restated as follows:

Portfolio securities of the Funds are held pursuant to a custodian agreement between the
Trust, on behalf of the Funds and State Street Bank and Trust Company (“State Street”),
Lafayette Corporate Center, Two Avenue de Lafayette, Boston, MA 92111. Under the
custodian agreement, State Street performs custody, foreign custody manager and fund accounting services.